Document and Entity Information	Oct. 30, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Securities Act File Number	001-39143
Entity Registrant Name	ALPINE INCOME PROPERTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-2769895
Entity Address, Address Line One	369 N. New York Avenue
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	407
Local Phone Number	904-3324
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001786117
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	PINE
Security Exchange Name	NYSE
Cumulative Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.000% Series A Cumulative Redeemable Preferred Stock, $0.01 Par Value
Trading Symbol	PINE/PA
Security Exchange Name	NYSE